REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Years Ended December 31,
	2024	2023	2022
Campus Revenue
– Sale of goods	$-	$2,558,933	$2,527,590
– Rendering of services	-	1,892,451	2,110,531
Campus sub-total	-	4,451,384	4,638,121
Education Revenue
– Digital	5,381,488	8,373,848	8,011,319
– In-Person	2,531,230	10,237,522	5,544,176
Education sub-total	7,912,718	18,611,370	13,555,495
Total Revenue	$7,912,718	$23,062,754	$18,193,616